Financial Risk Management (Details 4 - Textuals) - BRL (R$) R$ in Thousands			12 Months Ended
	Sep. 28, 2022	Aug. 06, 2021	Dec. 31, 2022
Sensitivity analysis
Interest rate basis			CDI
Estimated interest rate (as a percent)			12.43%
Probable scenario over a 12-month horizon
Sensitivity analysis
Percentage of deterioration of the projected rates			0.00%
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Adjustment to interest rate basis			12.43%
Interest rate basis			CDI
Percentage of deterioration of the projected rates			0.00%
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Percentage of deterioration of the projected rates			25.00%
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Percentage of deterioration of the projected rates			50.00%
Somos Sistemas de Ensino S.A. ("Somos Sistemas")
Sensitivity analysis
Issued simple debentures, not convertible	R$ 250,000
Somos Sistemas de Ensino S.A. ("Somos Sistemas") | Non-current Bonds with Related Parties [member]
Sensitivity analysis
Issued simple debentures, not convertible	R$ 250,000
Adjustment to interest rate basis	2.40%
Interest rate basis	100% of the CDI
Borrowings average maturity	37 months
Somos Sistemas de Ensino S.A. ("Somos Sistemas") | Non-current Bonds [member]
Sensitivity analysis
Issued simple debentures, not convertible		R$ 500,000
Adjustment to interest rate basis		2.30%
Interest rate basis		100% of DI Interest Deposit rate (CDI)
Borrowings average maturity		35 months